Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000084903
Account Value [Line Items]
Line Graph and Table Measure Name		Biondo Focus Fund
Accumulated Value	$ 10,000		$ 10,141	$ 13,322	$ 14,167	$ 17,530	$ 22,898	$ 24,344	$ 15,743	$ 21,635	$ 29,807	$ 33,194
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	10,000		11,650	14,924	14,405	18,056	19,811	23,961	22,317	25,928	29,814	34,263
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,042	$ 17,149	$ 20,304	$ 26,132	$ 21,399	$ 27,025	$ 33,786	$ 39,827